Condensed Interim Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Basic and diluted net income per share (in Dollars per share)	$ 0.09	$ 0.05